UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 10, 2006

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		42

FORM 13F Information Table Value Total:	$39,344,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1487    32498 SH       SOLE                    32498
ASML Holding N V ADR           COM              N07059111     1595    68502 SH       SOLE                    68502
ATMI Inc.                      COM              00207R101      485    16695 SH       SOLE                      395             16300
Amdocs                         COM              G02602103      877    22140 SH       SOLE                    22140
American Science & Engineering COM              029429107      208     4282 SH       SOLE                       42              4240
Armor Holdings Inc.            COM              042260109      613    10685 SH       SOLE                      130             10555
BJ's Restaurants Inc.          COM              09180C106     1194    54228 SH       SOLE                    29328             24900
Bio Reference Lab              COM              09057G602     1246    55482 SH       SOLE                    25272             30210
Biovail Corporation            COM              09067J109     1590   104351 SH       SOLE                    74451             29900
Blue Earth Refineries          COM              G11999102      170   123756 SH       SOLE                   123756
CR Bard                        COM              067383109      935    12462 SH       SOLE                    12462
China Medical Technology ADS   COM              169483104     1332    57542 SH       SOLE                    30627             26915
Claire's Stores                COM              179584107      340    11657 SH       SOLE                      107             11550
Dell Inc.                      COM              247025109      359    15734 SH       SOLE                    15734
Federal Nat'l Mtg.             COM              313586109      202     3612 SH       SOLE                     3612
Fuelnation, Inc.               COM              359528205       56   351780 SH       SOLE                   351780
General Electric               COM              369604103      751    21278 SH       SOLE                    21278
Helen of Troy Limited          COM              G4388N106      847    48228 SH       SOLE                    25903             22325
Inksure Technology             COM              45727E106      321   219604 SH       SOLE                   130224             89380
Intel Corp.                    COM              458140100      509    24725 SH       SOLE                    24725
Jetblue Airways                COM              477143101      606    65587 SH       SOLE                    28957             36630
KHD Humboldt Wedag Inter'l Ltd COM              482462108     2855    87558 SH       SOLE                    55298             32260
KV Pharmaceutical Cl A         COM              482740206     3179   134141 SH       SOLE                    89561             44580
Kensey Nash Corp.              COM              490057106     1819    62157 SH       SOLE                    41987             20170
L3 Communications Hldg         COM              502424104      975    12443 SH       SOLE                    12443
Mass Financial Corp. Class A   COM              P64605101      134   109710 SH       SOLE                    77450             32260
Mattson Technology             COM              577223100      147    17720 SH       SOLE                      710             17010
Monro Muffler Brake            COM              610236101      972    28582 SH       SOLE                    13372             15210
Mymetics Corp                  COM              62856A102       16   621828 SH       SOLE                   621828
NII Holdings                   COM              62913F201     1852    29795 SH       SOLE                    29795
Namtai Electronics             COM              629865205      689    56027 SH       SOLE                    24627             31400
Novellus Systems               COM              670008101     1388    50188 SH       SOLE                    31448             18740
PetSmart Inc.                  COM              716768106     1026    36956 SH       SOLE                    18756             18200
Pfizer                         COM              717081103      288    10163 SH       SOLE                    10163
QUALCOMM                       COM              747525103     1406    38675 SH       SOLE                    38675
Safenet Inc.                   COM              78645R107     1740    95641 SH       SOLE                    52981             42660
Scientific Games               COM              80874P109     2188    68810 SH       SOLE                    39992             28818
Semitool Inc.                  COM              816909105     1219   117915 SH       SOLE                    78540             39375
Staples Inc.                   COM              855030102      559    22983 SH       SOLE                    22983
Sur American Gold              COM              868905100       47   167043 SH       SOLE                   167043
Veeco Instr                    COM              922417100      271    13450 SH       SOLE                      575             12875
Zoltek                         COM              98975W104      854    33429 SH       SOLE                    16925             16504